Leases - Lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	$ 68,304	$ 80,084
Long-term lease liability	215,353	158,289
Lease liabilities	283,657	238,373
Aircraft
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liability	62,234	74,906
Long-term lease liability	$ 196,873	$ 135,609